Investor Aand Institutional [Member] Expense Example - Investor A, Institutional - BlackRock Sustainable Advantage International Equity Fund	Apr. 30, 2025 USD ($)
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 53
Expense Example, with Redemption, 3 Years	526
Expense Example, with Redemption, 5 Years	1,025
Expense Example, with Redemption, 10 Years	2,402
Investor A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	600
Expense Example, with Redemption, 3 Years	1,068
Expense Example, with Redemption, 5 Years	1,562
Expense Example, with Redemption, 10 Years	$ 2,919